Segments	6 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
SEGMENTS

NOTE 11- SEGMENTS:

The Group identified eight operating segments as follows: Medical, E-Commerce, Online Advertising , Online Event Management, safety systems for commercial drones , Visualization and AI based solutions , energy efficiency technology , Electric Vehicles and Corporate (see note 1a). The Company concluded that the Medical, Electric Vehicles, safety systems for commercial drones , Visualization and AI based solutions and energy efficiency technology segments are not “reportable segments” as defined in IFRS 8, Operating Segments. As such, these segments and were combined and disclosed under “Others” segment.

The CODM measures and evaluates the operating performance of the Group’s segments based on operating loss (income), assets and liabilities.

The table set forth other information of the Group:

	June 30, 2022
	Corporate	E-commerce	Online Advertising	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	29,515	7,593	42,082	4,997	*10,600	(473)	94,314

Total segments’ liabilities	(1,313)	(6,912)	(31,718)	(4,690)	(335)	3,843	(41,125)

*	Includes an investment accounted for using the equity method of USD 9,662 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.

The table set forth the operating results of the Group:

	Six months ended June 30, 2022
	Corporate	E-commerce	Online Advertising	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	-	2,343	31,144	1,472	-	-	34,959

Segment results – operating income (loss)	(3,366)	(1,098)	638 *	(310)	(1,385)**	(807)	(6,328)

Non-operating income (loss)	64	(63)	(56)	-	137	2,300	2,382

Finance income (loss)	330	(272)	(620)	(277)	(2)	48	(793)

Profit (Loss) before taxes on income	(2972)	(1,433)	(38)	(587)	(1,250)	1,541	(4,739)

Tax benefit (expense) on income	(5)	(93)	(15)	-	(6)	110	(9)

Segment results – profit (loss)	(2,977)	(1,526)	(53)	(587)	(1,256)	1,651	(4,748)

*	Includes equity loss of USD 215 thousands in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.

**	Includes equity loss of USD 1,073 thousands in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.

The table set forth other information of the Group:

	December 31, 2021
	Corporate	E-commerce	Online		Others		Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	33,695	7,412	9,357	*	11,692	**	(2,926)	59,730

Total segments’ liabilities	(1,571)	(6,159)	(4,282)		(399)		4,114	(8,297)

*	Includes an investment accounted for using the equity method of USD 4,867 thousand in relation to Gix Internet. For additional information in relation to assets and liabilities of Gix Internet refer to note 4F.

**	Includes an investment accounted for using the equity method of USD 10,735 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.

The table set forth the operating results of the Group:

	Year ended December 31, 2021
	Corporate	E-commerce	Online	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	2,400	6,509	1,185	24	-	10,118

Segment results – operating income (loss)	(2,271)	(932)	(3,229)*	(3,531)**	68	(9,895)

Non-operating income	2,509	-	-	494	11,390	14,393

Finance income (loss)	555	(629)	(206)	(15)	(52)	(347)

Profit ( Loss) before taxes on income	793	(1,561)	(3,435)	(3,052)	11,406	4,151

Tax benefit (expense) on income	-	21	-	-	(126)	(105)

Segment results – profit (loss)	793	(1,540)	(3,435)	(3,052)	11,280	4,046

*	Includes equity loss of USD 823 thousands in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.

**	Includes equity loss of USD 1,402 thousands in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.